Other financial liabilities designated at fair value (Detail) - USD ($) $ in Millions	Jun. 30, 2021	Mar. 31, 2021	Dec. 31, 2020
Disclosure Of Financial Liabilities [Line Items]
Financial liabilities related to unit-linked investment contracts	$ 22,217	$ 21,357	$ 20,975
Securities financing transactions	6,184	5,651	7,317
Over-the-counter debt instruments	2,142	1,787	2,060
Other	99	61	35
Total other financial liabilities designated at fair value	30,642	28,855	30,387
of which: life-to-date own credit (gain) / loss	$ (39)	$ (23)	$ (36)